S000074041 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TSW Emerging Markets Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	34.60%	2.28%	11.80%	(16.79%)